Stockholders' Equity (Details Textual) (USD $)	12 Months Ended				6 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2013	Dec. 31, 2013	Oct. 29, 2013	Jun. 30, 2012	Dec. 31, 2013 Preferred Stock	Oct. 03, 2013 Preferred Stock	Jun. 30, 2013 Preferred Stock	Dec. 31, 2013 Common Stock	Oct. 03, 2013 Common Stock	Dec. 31, 2013 Preferred Class B Preferred Stock	Jun. 30, 2013 Series B Preferred Stock [Member]	Dec. 31, 2013 Series B Preferred Stock [Member]	Jun. 30, 2012 Series B Preferred Stock [Member]
Class Of Stock (Textual)
Preferred stock, shares authorized	10,000,000	10,000,000			10,000,000		10,000,000			5,000	5,000	5,000	10,000,000
Preferred stock, par value	$ 0.01	$ 0.01			$ 0.01		$ 0.01			$ 0.001	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares issued										5,000	5,000	5,000	5,000
Preferred stock, shares outstanding										5,000	5,000	5,000	5,000
Description of preferred stock voting rights					Under the terms of the Series B Preferred Stock Certificate of Designation, the holder(s) of the Series B Preferred Shares have the right, until June 30, 2018, to (A) elect the majority of the Company's Board of Directors and (B) vote on all other matters to come before the holders of common stock (the "Common Stock") with each vote per share of Series B Preferred Stock equal to 1,000 shares of Common Stock.						Under the terms of the Class B Certificate of Designation, the holder(s) of the Series B have the right, until June 30, 2018, to (A) elect the majority of the Company's Board of Directors and (B) vote on all other matters to come before the holders of common stock (the "Common Shareholders") with each vote per Series B Preferred Share equal to 1,000 shares of common stock.
Temporary Equity, Description					After June 30, 2018, the Series B Preferred Shares shall have no voting rights and shall be redeemable by the Company for the sum of one tenth of a cent ($0.001) per Series B Preferred Share.			The Company has 509,000 and 338,368 shares to be issued as of December 31, 2013 and June 30, 2013, respectively. Each share of Common Stock is entitled to one (1) vote.			After June 30, 2018, the Class B Preferred Shares shall have no voting rights and shall be redeemable by the Company for the sum of one tenth of a cent ($0.001) per Class B Preferred Share.
Common stock, shares authorized	500,000,000	500,000,000		250,000,000				500,000,000
Common stock, par value	$ 0.10	$ 0.001		$ 0.10
Common stock, shares issued	9,961,632	9,811,632		5,300,000
Common stock, shares outstanding	9,961,632	9,811,632		5,300,000
Common stock to be issued	$ 33,837	$ 509
Common Stock, Voting Rights	Each Common Stock holder will have one (1) vote.
Treasury Stock, Shares			150,000
Reduction in number of shares authorised						1,000,000			50,000,000
Reduced par value amount of authorised shares						$ 0.10			$ 0.001